Related Party Transactions (Details) - Chief Executive Officer - Iris Parent Holding Corp	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2022 USD ($) shares	Mar. 31, 2025 USD ($) Vote	Dec. 31, 2024 USD ($) Vote
Related Party Transactions
Number of shares issued | shares	100
Aggregate purchase price	$ 10
Number of votes per share | Vote		1	1
Consideration received on transaction		$ 0	$ 0